Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Key management team
Related Party Transactions
Salaries and other short-term employee benefits	$ 14.5	$ 10.2
Share-based payments	7.3	5.7
Related party compensation	21.8	15.9
Board of Directors
Related Party Transactions
Retainers and fees	1.4	1.7
Share-based payments	0.2	0.3
Related party compensation	1.6	$ 2.0
Fairfax India
Related Party Transactions
Performance fee receivable	$ 110.2